FINANCIAL INCOME/EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income Expense [Abstract]
FINANCIAL INCOME/EXPENSE

In thousands of USD	Note	December 31, 2021	December 31, 2020	December 31, 2019
Finance income
Change in fair value of warrants	16	122,299	—	—
Change in fair value of embedded derivatives	15	33,900	—	—
Interest receivable on RSP loans calculated using effective interest rate		12,760	2,963	—
Other interest		204	137	57
Reversal of difference between fair value and nominal value of loans repaid		1,906	—	—
Foreign exchange differences		3,732	—	—
Total finance income		174,801	3,100	57
Finance cost
Bank charges		(336)	(341)	(179)
Other interest		(324)	(171)	—
Interest payable on convertible notes calculated using effective interest rate, net of capitalized borrowing costs		(2,785)	—	—
Interest on leases		(9,852)	(5,429)	(2,881)
Foreign exchange differences		—	(663)	(561)
Loss on re-estimate of timing of cash flows of RSP loans		(1,745)	—	—
Loss on refinancing of RSP loans		(4,292)	—	—
Impairment of RSP loans	9A	(13,117)	—	—
Other		(87)	—	(1)
Total finance cost		(32,538)	(6,604)	(3,622)